Note 9 - Long-term Debt and Financing - Finance costs (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Finance costs		$ 29,744	$ 28,451	$ 51,597	$ 51,997
Credit facility [member]
Statement Line Items [Line Items]
Finance costs	[1]	5,382	5,995	10,517	12,047
Filter Group financing [Member]
Statement Line Items [Line Items]
Finance costs	[2]	169	117	375	501
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Finance costs	[3]	8,791	10,283	18,055	17,620
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Finance costs	[4]	2,354	2,337	4,762	4,674
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Finance costs	[5]	3,452	3,462	6,948	6,892
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Finance costs	[6]	261	1,413	536	2,217
Supplier finance and others [member]
Statement Line Items [Line Items]
Finance costs	[7]	$ 9,335	$ 4,844	$ 10,404	$ 8,046

[1]	As part of the Recapitalization, Just Energy extended the $335 million senior secured credit facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy's obligations under the $335 million senior secured credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, Filter Group, and German operations. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As at September 30, 2020, the Company was compliant with all of its covenants. The tables below show Just Energy's liquidity position and its scheduled mandatory commitment reductions. Senior secured credit facility as at September 30, 2020: Total commitments $ 335,000 Outstanding advances (206,296) Letters of credit outstanding (69,109) Remaining capacity $ 59,595 19 JUST ENERGY GROUP INC. NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS For the six months ended September 30, 2020 (unaudited in thousands of Canadian dollars, except where indicated and per share amounts) Scheduled mandatory commitment reductions1: March 31, 2021 $ 35,000 September 30, 2021 35,000 March 31, 2022 35,000 September 30, 2022 35,000 March 31, 2023 35,000 September 30, 2023 35,000 1In addition to the scheduled mandatory commitment reductions in the table above, Just Energy will be required to reduce the commitments for the sale of unrestricted subsidiaries and for asset dispositions in any fiscal year greater than $500,000. On November 30, 2021, the facility will also be reduced by the lesser of (a) $30 million less the aggregate of all commitment reductions made related to the after-tax proceeds from certain assets on or before November 30,2021, and (b) the cumulative EBITDA for the trailing five fiscal quarters measured at September 30, 2021 less $176.0 million. Prior to September 28, 2020, interest was payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy was able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances were at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit were at a rate of 3.750%. Subsequent to the Recapitalization on September 28, 2020, under the terms of the senior secured credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 5.25%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at September 30, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at September 30, 2020, $206.3 million has been drawn against the facility and total letters of credit outstanding as of September 30, 2020 amounted to $69.1 million (March 31, 2020- $72.5 million). As at September 30, 2020, Just Energy has $59.6 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados and German operations.
[2]	Filter Group has a $6.4 million outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.
[3]	On September 28, 2020, the 8.75% loan was exchanged into the 10.25% term loan and 786,982 common shares as part of the Recapitalization transaction described in Note 12(c). Prior to the Recapitalization transaction on September 27, 2020, US$207.0 million was outstanding on the 8.75% loan plus accrued interest.
[4]	As part of the Recapitalization described in Note 12(c), the 6.5% $100 million convertible debentures were exchanged for 3,592,069 common shares along with it's pro-rata share of the $15 million subordinated note and the payment of accrued interest.
[5]	As part of the Recapitalization described in Note 12(c), the 6.75% $160 million convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the $15 million subordinated note and the payment of accrued interest.
[6]	On September 28, 2020, as part of the Recapitalization, the 6.5% convertible bonds were exchange for 35,737 common shares. Prior to the Recapitalization transaction on September 27, 2020, $9.2 million was outstanding in the 6.5% convertible bonds.
[7]	Supplier finance and other costs for the quarter ended September 30, 2020 primarily consists of charges for extended payment terms.